Cash Flow - Schedule of Cash Flows from Operating Activities (Details) - GBP (£) £ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Disclosure Of Cash Flow [Abstract]
Profit from operations	£ 4,907	£ 5,097	£ 9,962
Depreciation, amortisation and impairment	473	533	1,450
Increase in inventories	(600)	(574)	(144)
(Increase)/decrease in trade and other receivables	(325)	(368)	300
(Decrease)/increase in provision for MSA	(670)	(386)	369
Decrease in trade and other payables	(314)	(4)	(320)
Decrease in net retirement benefit liabilities	(41)	(26)	(96)
Decrease in other provisions	(193)	(245)
Other non-cash items	80	7	46
Cash generated from operating activities	3,317	4,034	11,567
Dividends received from associates	164	2	351
Tax paid	(1,227)	(552)	(2,132)
Net cash generated from operating activities	£ 2,254	£ 3,484	£ 9,786